Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of inventories [Abstract]
Raw materials	$ 6,401,458	$ 9,680,601
Work in process	7,830	5,530
Finished goods	7,117,789	6,867,979
Goods in transit	3,005,549	3,210,522
Inventory provision	(1,099,914)	(1,077,952)
Total inventories, net	$ 15,432,712	$ 186,866,807